12. Income Taxes	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
12. Income Taxes

The reconciliation of the provision for income taxes at the federal statutory rate of 35% to the actual tax expense or benefit for the applicable fiscal year was as follows:

	2015		2014

	Amount	% of Pre-tax Income	Amount	% of Pre-tax Income

Computed “expected” income tax (benefit)	$ (2,600)	(35.0%)	$ (37,500)	(35.0%)
Research and development credits	(11,200)	(153.4)	(1,600)	(1.5)
Other, net	(2,200)	(30.7)	7,400	6.9

Income tax expense (benefit)	$ (16,000)	(219.1%)	$ (31,700)	(29.6%)

Deferred tax assets and liabilities consist of the following:

	2015	2014

Deferred tax assets:
Amortization of intangible assets	$ 183,000	$ 153,300
Research and development credits	24,800	18,600
Various accruals	60,800	75,100
Other	46,100	29,500

	314,700	276,500

Deferred tax liability:
Depreciation of property and amortization of goodwill	(46,000)	(44,300)

Net deferred tax assets	$ 268,700	$ 232,200

The breakdown between current and long-term deferred tax assets and liabilities is as follows:

	2015	2014

Current deferred tax assets	$ 114,200	$ 86,000

Long-term deferred tax assets	200,500	190,500
Long-term deferred tax liabilities	(46,000)	(44,300)

Net long-term deferred tax assets	154,500	146,200

Net deferred tax assets	$ 268,700	$ 232,200

ASC No. 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC No. 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. As of June 30, 2015 and 2014, the Company did not have any unrecognized tax benefits related to various federal and state income tax matters.

The Company’s policy is to recognize interest and penalties on any unrecognized tax benefits as a component of income tax expense. The Company does not have any accrued interest or penalties associated with any unrecognized tax benefits. The Company is subject to U.S. federal income tax, as well as various state jurisdictions. The Company is currently open to audit under the statute of limitations by the federal and state jurisdictions for the years ending June 30, 2012 through 2014. The Company does not anticipate any material amount of unrecognized tax benefits within the next 12 months.